Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Information [Abstract]
Schedule of net sales from external customers
	December 31,
	2022	2021	2020
United States	$1,553,389	$2,101,975	$1,906,058
Canada	138,123	211,778	150,707
Rest of world	28,761	62,472	58,107
Total	$1,720,273	$2,376,225	$2,114,872

Schedule of net sales by product category and revenue stream
	Year Ended December 31,
Net Sales by Product Category	2022	2021	2020
Components & Storage	$1,046,095	$1,346,053	$1,311,608
Computer System	345,949	644,923	403,203
Office Solutions	96,679	155,526	155,592
Software & Services	58,424	56,402	70,558
Electronics	38,302	52,058	46,881
Others	134,824	121,263	127,030
Total Net Sales	$1,720,273	$2,376,225	$2,114,872

	Year Ended December 31,
Net Sales by Revenue Stream	2022	2021	2020
Direct sales revenues(1)	$1,607,027	$2,243,421	$1,974,897
Marketplace revenues(2)	47,005	63,492	57,640
Services revenues(3)	66,241	69,312	82,335
Total Net Sales	$1,720,273	$2,376,225	$2,114,872

Schedule of net property, plant and equipment
	December 31,
	2022	2021
United States	$21,637	$23,178
Canada	94	9
Rest of world	23,344	26,962
Total	$45,075	$50,149